1933 Act Rule 497(j)


                               May 8, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Separate Account MVA1
         PHL Variable Insurance Company
         Registration No. 333-20277

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-1 pursuant to Rule 485(b) on April 27, 2000.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

                               Very truly yours,


                               /s/ Edwin L. Kerr
                               Edwin L. Kerr, Counsel
                               PHL Variable Insurance Company